UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Jersey City, NJ	07311
(Address of principal executive offices)	(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

Item 1. Reports to Stockholders

This filing is on behalf of five of the six series of portfolios of SunAmerica Series, Inc.

SEMI-ANNUAL REPORT 2020

SunAmerica Series, Inc.

■  AIG Asset Allocation Funds

■  AIG Focused Dividend Strategy Fund

■  AIG Strategic Value Fund

■  AIG Select Dividend Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

aig.com/funds

Table of Contents

A Message from the President	2
Expense Example	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Portfolio of Investments	16
Notes to Financial Statements	32

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

All of us at AIG and SunAmerica Asset Management, along with our Fund subadvisors, hope this semi-annual report finds you and yours safe and well during these challenging times.

As the COVID-19 pandemic continues to evolve, know that we remain focused on continuing to serve our Fund shareholders. As such, we are pleased to present this semi-annual update for SunAmerica Series, Inc. (the "Series"), including the AIG Multi-Asset Allocation Fund, AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, AIG Strategic Value Fund and AIG Select Dividend Growth Fund (the "Funds"), covering the six-month period ended April 30, 2020.

Overall, global bonds advanced, while global equities and commodities generated negative returns. Virtually all asset classes saw volatility surge during the semi-annual period.

Global equities rose as the semi-annual period began in November 2019. Waning recession fears and forecasts for improving global economic growth in 2020 helped bolster investor sentiment, even as geopolitics and trade disputes remained major drivers of market volatility. In December 2019, the U.S. President announced that a "Phase One" trade deal with China had been agreed to in principle, providing significant relief to global markets. U.S. equities were further supported by accommodative U.S. Federal Reserve (the "Fed") policy. The Fed had lowered interest rates by 25 basis points† in October 2019, its third interest rate cut of the calendar year, but then left rates unchanged for the remainder of the fourth quarter.

Most global equity markets continued to advance as 2020 began, with U.S. equities achieving record highs in February. However, as COVID-19 spread rapidly across the globe, it caused unprecedented disruption to financial markets and economies and soured trade deal optimism between the U.S. and China; thus, global equities ended the quarter sharply lower. Exacerbating matters was the plunging of the price of oil to its lowest level since 2002, as the world's largest oil producers failed to agree on reducing output as demand collapsed. Most central banks and governments took extraordinary measures in an effort to limit financial market stress, mitigate the economic fallout and cushion household and business income. The U.S. Fed cut the targeted federal funds rate to near zero and increased the scope of its asset purchase program. Many other developed market central banks also added accommodation, while several emerging market central banks embarked on quantitative easing for the first time. On the fiscal front, the U.S. government enacted a $2 trillion relief bill, unleashing a massive stimulus plan to stem economic damage. For the quarter, U.S. equities, as represented by the S&P 500® Index,* suffered its fastest-ever decline into a bear market but surged to its best weekly gain in 11 years at the end of March 2020 on Fed and U.S. government emergency stimulus action. Still, the late surge was not enough to pull the U.S. equity market out of significant losses for the quarter.

In April 2020, global equities rose, rebounding on the heels of an unprecedented amount of fiscal and monetary stimulus, even as macroeconomic data indicated measures to stem the spread of COVID-19 took a severe toll on the global economy. U.S. equities rallied to their largest monthly gain since 1987.

The broad global fixed income market posted a positive return for the semi-annual period overall. Government bond yields in several developed markets, including the U.S., fell to record lows in the first quarter of 2020, as the COVID-19 pandemic sparked fears of a global economic recession and major central banks engaged in an aggressive easing cycle. Most global sovereign yields continued to fall but remained range-bound in April 2020. Most non-government bond sectors underperformed the broad fixed income market for the semi-annual period overall, but still posted positive absolute returns. High yield corporate bonds and emerging markets debt lost ground, weakening amid declining economic activity and supply-chain disruptions.

Generally, commodities realized strong performance in the last months of 2019 but faced severe headwinds in the first four months of 2020. Major themes affecting commodities during the semi-annual period were the global oversupply of oil, the potential stabilization of China's economy and investors flocking to perceived safe-haven assets, such as gold.

Amid these conditions, developed market equities, as measured by the -7.29% return of the MSCI World Index,* outperformed emerging market equities, as measured by the -10.50% return of the MSCI Emerging Markets Index* for the semi-annual period overall. Among the developed markets, U.S. equities, as measured by the -3.16% return of the S&P 500 Index,* outperformed non-U.S. equities, as measured by the -14.21% return of the MSCI EAFE Index.* Within the U.S. equity market, large-cap stocks performed best, followed at some distance by mid-cap and then small-cap stocks. Growth stocks significantly outpaced value stocks across the capitalization spectrum. U.S. bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index,* and global bonds, as represented by the Bloomberg Barclays Global Aggregate Bond Index,* posted returns of 4.86% and 1.45%, respectively, for the semi-annual period overall. The ICE BofAML U.S. Treasury Index*

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

returned 8.24%, while international government bonds, as represented by the FTSE WGBI (USD, hedged),* returned 3.85%. Commodities, as represented by the Bloomberg Commodity Index,* returned -22.70% for the same semi-annual period.

Whether you invest in any of our Funds separately or you invest in a mix of AIG Funds through our Asset Allocation Funds, we believe our mutual funds may provide valuable tools for investors and their financial advisors to help optimize their asset allocations amid whatever market conditions may arise.

On the following pages, you will find financial statements and portfolio information for each of the Series Funds for the six-month period ended April 30, 2020.

Thank you for being a part of the Series Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website at www.aig.com/funds.

Sincerely,

Sharon French
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

†  A basis point is 1/100th of a percentage point.

*  The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of 23 developed markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of 26 emerging markets. The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the US & Canada. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The ICE BofAML U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. The FTSE WGBI (World Government Bond Index) (USD, hedged) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries, including all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$50 billion. The Bloomberg Commodity Index is a broadly diversified index made up of 23 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The AIG Focused Dividend Strategy Fund holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. The AIG Select Dividend Growth Fund holds up to 40 high dividend-yielding common stocks selected annually from the Russell 1000 Index. The AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund are funds-of-funds, allocated and monitored by SunAmerica Asset Management, LLC.

EXPENSE EXAMPLE — April 30, 2020 — (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Series, Inc. (the "Series"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2019 and held until April 30, 2020.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2020" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended April 30, 2020" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2020" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2020" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended April 30, 2020" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2020" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2020" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Funds' Prospectuses, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2020 — (unaudited) (continued)

	Actual			Hypothetical
Fund	Beginning Account Value At November 1, 2019	Ending Account Value Using Actual Return at April 30, 2020	Expenses Paid During the Six Months Ended April 30, 2020*	Beginning Account Value At November 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at April 30, 2020*	Expenses Paid During the Six Months Ended April 30, 2020*	Annualized Expense Ratio*
AIG Multi-Asset Allocation Fund†
Class A	$1,000.00	$896.77	$0.99	$1,000.00	$1,023.82	$1.06	0.21%
Class B#	$1,000.00	$894.67	$4.24	$1,000.00	$1,020.39	$4.52	0.90%
Class C#	$1,000.00	$894.04	$4.24	$1,000.00	$1,020.39	$4.52	0.90%
AIG Active Allocation Fund†
Class A#	$1,000.00	$948.37	$1.21	$1,000.00	$1,023.62	$1.26	0.25%
Class B#	$1,000.00	$944.96	$4.35	$1,000.00	$1,020.39	$4.52	0.90%
Class C#	$1,000.00	$945.18	$4.35	$1,000.00	$1,020.39	$4.52	0.90%
AIG Focused Dividend Strategy Fund
Class A	$1,000.00	$856.58	$4.99	$1,000.00	$1,019.49	$5.42	1.08%
Class B	$1,000.00	$853.52	$7.97	$1,000.00	$1,016.26	$8.67	1.73%
Class C	$1,000.00	$854.02	$7.93	$1,000.00	$1,016.31	$8.62	1.72%
Class W	$1,000.00	$857.27	$4.02	$1,000.00	$1,020.54	$4.37	0.87%
AIG Strategic Value Fund
Class A	$1,000.00	$865.51	$6.77	$1,000.00	$1,017.60	$7.32	1.46%
Class C	$1,000.00	$861.93	$10.42	$1,000.00	$1,013.67	$11.26	2.25%
Class W#	$1,000.00	$864.78	$7.05	$1,000.00	$1,017.30	$7.62	1.52%
AIG Select Dividend Growth Fund
Class A#	$1,000.00	$877.63	$5.28	$1,000.00	$1,019.24	$5.67	1.13%
Class C#	$1,000.00	$875.03	$8.30	$1,000.00	$1,016.01	$8.92	1.78%
Class W#	$1,000.00	$878.22	$4.34	$1,000.00	$1,020.24	$4.67	0.93%

*  Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2020" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2020" and the "Annualized Expense Ratio" would have been lower.

†  Does not include the expenses of the underlying funds that the Funds bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2020" and the "Annualized Expense Ratio" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2020 — (unaudited)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$5,727,610,122	$158,345,004	$33,411,188
Investments at value (affiliated)*	186,904,183	109,607,437	—	—	—
Repurchase agreements (cost approximates value)	—	—	56,443,000	3,086,000	116,000
Cash	—	—	459	13	390
Receivable for:
Fund shares sold	2,782	1,249	7,428,346	37,963	5,978
Dividends and interest	—	—	10,444,749	172,263	35,633
Prepaid expenses and other assets	4,370	4,302	45,963	5,849	4,328
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	7,339	39,962
Total assets	186,911,335	109,612,988	5,801,972,639	161,654,431	33,613,479
LIABILITIES:
Payable for:
Fund shares redeemed	103,852	5,074	27,273,411	19,469	44,584
Investment advisory and management fees	14,622	8,603	2,204,789	93,106	19,393
Distribution and account maintenance fees	11,461	9,129	1,922,612	45,879	10,328
Service fees—Class W	—	—	275,356	407	192
Transfer agent fees and expenses	9,345	3,854	1,071,272	34,756	6,411
Directors' fees and expenses	378	315	32,366	59	212
Other accrued expenses	133,680	107,873	1,311,599	59,785	68,825
Due to investment adviser for expense recoupments	24,190	18,865	—	—	—
Total liabilities	297,528	153,713	34,091,405	253,461	149,945
Net Assets	$186,613,807	$109,459,275	$5,767,881,234	$161,400,970	$33,463,534
*Cost
Investments (unaffiliated)	$—	$—	$6,343,320,583	$174,295,706	$33,647,746
Investments (affiliated)	$211,047,593	$118,052,206	$—	$—	$—

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2020 — (unaudited) (continued)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,242	$752	$41,628	$691	$262
Paid-in capital	215,000,238	117,636,779	6,641,768,110	178,728,511	37,269,440
	215,001,480	117,637,531	6,641,809,738	178,729,202	37,269,702
Total accumulated earnings (loss)	(28,387,673)	(8,178,256)	(873,928,504)	(17,328,232)	(3,806,168)
Net Assets	$186,613,807	$109,459,275	$5,767,881,234	$161,400,970	$33,463,534
Class A:
Net assets	$164,575,890	$91,998,097	$1,625,782,763	$151,359,050	$28,506,070
Shares outstanding	10,953,544	6,311,138	116,902,151	6,452,470	2,230,597
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.02	$14.58	$13.91	$23.46	$12.78
Maximum sales charge (5.75% of offering price)	0.92	0.89	0.85	1.43	0.78
Maximum offering price to public	$15.94	$15.47	$14.76	$24.89	$13.56
Class B:
Net assets	$9,651,797	$6,492,778	$211,346,633	$—	$—
Shares outstanding	643,592	450,122	15,334,141	—	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.00	$14.42	$13.78	$—	$—
Class C:
Net assets	$12,386,120	$10,968,400	$1,648,985,838	$6,482,764	$3,442,849
Shares outstanding	826,826	757,133	119,703,641	303,464	270,726
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$14.98	$14.49	$13.78	$21.36	$12.72
Class W:
Net assets	$—	$—	$2,281,766,000	$3,559,156	$1,514,615
Shares outstanding	—	—	164,342,640	151,889	119,081
Net asset value, offering and redemption price per share	$—	$—	$13.88	$23.43	$12.72

See Notes to Financial Statements.

STATEMENT OF OPERATIONS — For the six months ended April 30, 2020 — (unaudited)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$187,687,877	$2,710,972	$703,522
Dividends (affiliated)	2,177,973	1,190,257	—	—	—
Interest (unaffiliated)	—	—	42,196	870	351
Total investment income	2,177,973	1,190,257	187,730,073	2,711,842	703,873
Expenses:
Investment advisory and management fees	103,809	58,991	17,837,533	697,223	151,212
Distribution and account maintenance fees:
Class A	—	—	3,626,187	297,096	57,392
Class B	36,874	23,734	1,335,972	—	—
Class C	46,394	40,447	10,546,119	43,809	21,262
Service fees—Class W	—	—	2,510,710	3,905	1,924
Transfer agent fees and expenses:
Class A	25,309	10,797	2,341,839	206,690	38,299
Class B	3,185	1,834	304,063	—	—
Class C	1,976	2,454	2,347,341	10,608	4,838
Class W	—	—	3,732,729	5,727	2,822
Registration fees:
Class A	10,976	10,728	26,452	10,782	16,032
Class B	6,914	8,289	7,009	—	—
Class C	6,535	8,122	18,996	6,785	11,212
Class W	—	—	40,808	11,289	17,559
Custodian and accounting fees	1,812	1,721	396,602	9,888	10,791
Reports to shareholders	16,420	10,157	417,700	19,651	248
Audit and tax fees	22,406	22,413	28,207	27,947	21,198
Legal fees	13,091	11,244	241,438	14,014	11,908
Directors' fees and expenses	7,231	3,545	350,875	6,870	1,734
Interest expense	—	—	37,998	334	832
Other expenses	13,453	12,409	86,117	26,264	24,754
Total expenses before fee waivers, expense reimbursements, and expense recoupments .	316,385	226,885	46,234,695	1,398,882	394,017
Net (fees waived and expenses reimbursed)/recouped by investment advisor/distributor (Note 3)	(7,451)	(14,112)	—	(3,675)	(154,314)
Net expenses	308,934	212,773	46,234,695	1,395,207	239,703
Net investment income (loss)	1,869,039	977,484	141,495,378	1,316,635	464,170
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	(278,446,113)	(2,014,489)	(2,027,943)
Net realized gain (loss) on investments (affiliated)	(1,252,176)	(632,758)	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	3,388,431	3,233,153	—	—	—
Net realized gain (loss) on investments and foreign currencies	2,136,255	2,600,395	(278,446,113)	(2,014,489)	(2,027,943)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	(1,018,530,899)	(25,137,679)	(3,045,111)
Change in unrealized appreciation (depreciation) on investments (affiliated)	(25,839,268)	(9,743,820)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(25,839,268)	(9,743,820)	(1,018,530,899)	(25,137,679)	(3,045,111)
Net realized and unrealized gain (loss) on investments and foreign currencies	(23,703,013)	(7,143,425)	(1,296,977,012)	(27,152,168)	(5,073,054)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,833,974)	$(6,165,941)	$(1,155,481,634)	$(25,835,533)	$(4,608,884)

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	AIG Multi-Asset Allocation Fund		AIG Active Allocation Fund
	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,869,039	$3,606,388	$977,484	$2,022,180
Net realized gain (loss) on investments and foreign currencies	2,136,255	14,017,011	2,600,395	9,354,581
Net unrealized gain (loss) on investments and foreign currencies	(25,839,268)	(8,372,164)	(9,743,820)	(5,267,524)
Net increase (decrease) in net assets resulting from operations	(21,833,974)	9,251,235	(6,165,941)	6,109,237
Distributions to shareholders from:
Distributable earnings (Class A)	(14,570,028)	(5,114,815)	(8,283,471)	(7,522,055)
Distributable earnings (Class B)	(852,624)	(286,748)	(635,645)	(678,465)
Distributable earnings (Class C)	(1,081,606)	(382,664)	(1,037,533)	(1,100,383)
Distributable earnings (Class W)	—	—	—	—
Total distributions to shareholders	(16,504,258)	(5,784,227)	(9,956,649)	(9,300,903)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	2,934,327	(20,813,439)	1,207,081	(6,854,455)
Total increase (decrease) in net assets	(35,403,905)	(17,346,431)	(14,915,509)	(10,046,121)
NET ASSETS:
Beginning of period	222,017,712	239,364,143	124,374,784	134,420,905
End of period	$186,613,807	$222,017,712	$109,459,275	$124,374,784

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	AIG Focused Dividend Strategy Fund		AIG Strategic Value Fund		AIG Select Dividend Growth Fund
	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019	For the six months ended April 30, 2020 (unaudited)	For the year ended October 31, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$141,495,378	$299,197,934	$1,316,635	$2,860,699	$464,170	$966,671
Net realized gain (loss) on investments and foreign currencies	(278,446,113)	443,323,692	(2,014,489)	4,177,172	(2,027,943)	(1,612,217)
Net unrealized gain (loss) on investments and foreign currencies	(1,018,530,899)	(266,548,829)	(25,137,679)	1,146,579	(3,045,111)	4,302,759
Net increase (decrease) in net assets resulting from operations	(1,155,481,634)	475,972,797	(25,835,533)	8,184,450	(4,608,884)	3,657,213
Distributions to shareholders from:
Distributable earnings (Class A)	(119,769,888)	(239,140,149)	(6,599,545)	(21,467,180)	(384,982)	(5,945,197)
Distributable earnings (Class B)	(14,618,185)	(24,214,120)	—	—	—	—
Distributable earnings (Class C)	(115,445,504)	(199,817,695)	(324,877)	(1,223,388)	(34,444)	(338,984)
Distributable earnings (Class W)	(201,519,854)	(368,354,793)	(207,760)	(435,879)	(33,362)	(227,018)
Total distributions to shareholders	(451,353,431)	(831,526,757)	(7,132,182)	(23,126,447)	(452,788)	(6,511,199)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(1,826,657,789)	(2,824,380,043)	(5,626,171)	2,056,751	(5,053,350)	6,549,258
Total increase (decrease) in net assets	(3,433,492,854)	(3,179,934,003)	(38,593,886)	(12,885,246)	(10,115,022)	3,695,272
NET ASSETS:
Beginning of period	9,201,374,088	12,381,308,091	199,994,856	212,880,102	43,578,556	39,883,284
End of period	$5,767,881,234	$9,201,374,088	$161,400,970	$199,994,856	$33,463,534	$43,578,556

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG MULTI-ASSET ALLOCATION FUND
Class A
10/31/15	$16.17	$0.17	$(0.09)	$0.08	$(0.25)	$—	$(0.25)	$16.00	0.51%	$165,216	0.19%		1.02%		3%
10/31/16	16.00	0.18	0.18	0.36	(0.25)	—	(0.25)	16.11	2.33	154,476	0.20		1.14		18
10/31/17	16.11	0.22	2.14	2.36	(0.21)	—	(0.21)	18.26	14.75	169,484	0.20		1.26		12
10/31/18	18.26	0.25	(0.30)	(0.05)	(0.42)	—	(0.42)	17.79	(0.30)	203,084	0.24		1.35		7
10/31/19	17.79	0.29	0.45	0.74	(0.45)	—	(0.45)	18.08	4.34	193,502	0.22		1.67		5
04/30/20(5)	18.08	0.16	(1.83)	(1.67)	(0.35)	(1.04)	(1.39)	15.02	(10.32)	164,576	0.21	(6)	1.89	(6)	3
Class B
10/31/15	$16.04	$0.06	$(0.09)	$(0.03)	$(0.13)	$—	$(0.13)	$15.88	(0.17)%	$26,435	0.90%		0.35%		3%
10/31/16	15.88	0.07	0.19	0.26	(0.13)	—	(0.13)	16.01	1.65	21,705	0.88		0.45		18
10/31/17	16.01	0.10	2.13	2.23	(0.09)	—	(0.09)	18.15	13.95	19,438	0.90	(4)	0.56	(4)	12
10/31/18	18.15	0.13	(0.30)	(0.17)	(0.29)	—	(0.29)	17.69	(0.99)	15,408	0.90	(4)	0.71	(4)	7
10/31/19	17.69	0.18	0.44	0.62	(0.33)	—	(0.33)	17.98	3.61	12,599	0.90	(4)	1.01	(4)	5
04/30/20(5)	17.98	0.10	(1.82)	(1.72)	(0.22)	(1.04)	(1.26)	15.00	(10.53)	9,652	0.90	(4)(6)	1.21	(4)(6)	3
Class C
10/31/15	$16.05	$0.06	$(0.09)	$(0.03)	$(0.14)	$—	$(0.14)	$15.88	(0.15)%	$105,928	0.84%		0.39%		3%
10/31/16	15.88	0.08	0.18	0.26	(0.14)	—	(0.14)	16.00	1.67	92,667	0.84		0.50		18
10/31/17	16.00	0.11	2.13	2.24	(0.10)	—	(0.10)	18.14	14.05	83,432	0.84		0.62		12
10/31/18	18.14	0.15	(0.32)	(0.17)	(0.30)	—	(0.30)	17.67	(0.99)	20,872	0.89		0.78		7
10/31/19	17.67	0.18	0.45	0.63	(0.33)	—	(0.33)	17.97	3.66	15,916	0.90	(4)	0.99	(4)	5
04/30/20(5)	17.97	0.10	(1.83)	(1.73)	(0.22)	(1.04)	(1.26)	14.98	(10.60)	12,386	0.90	(4)(6)	1.20	(4)(6)	3

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/15	10/31/16	10/31/17	10/31/18	10/31/19	04/30/20(5)(6)
AIG Multi-Asset Allocation Class B	—%	—%	0.01%	0.07%	0.09%	0.10%
AIG Multi-Asset Allocation Class C	—	—	—	—	0.04	0.03

(5)  Unaudited.

(6)  Annualized.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG ACTIVE ALLOCATION FUND
Class A
10/31/15	$15.65	$0.23	$(0.17)	$0.06	$(0.28)	$—	$(0.28)	$15.43	0.37%	$85,145	0.22%		1.48%		6%
10/31/16	15.43	0.23	0.16	0.39	(0.31)	—	(0.31)	15.51	2.59	79,796	0.22		1.53		29
10/31/17	15.51	0.25	2.03	2.28	(0.24)	—	(0.24)	17.55	14.81	91,194	0.23		1.51		12
10/31/18	17.55	0.26	(0.23)	0.03	(0.45)	—	(0.45)	17.13	0.10	106,578	0.25	(4)	1.49	(4)	17
10/31/19	17.13	0.28	0.51	0.79	(0.44)	(0.78)	(1.22)	16.70	5.06	102,720	0.25	(4)	1.69	(4)	14
04/30/20(5)	16.70	0.14	(0.90)	(0.76)	(0.18)	(1.18)	(1.36)	14.58	(5.16)	91,998	0.25	(4)(6)	1.76	(4)(6)	10
Class B
10/31/15	$15.52	$0.13	$(0.19)	$(0.06)	$(0.17)	$—	$(0.17)	$15.29	(0.38)%	$15,704	0.90	%(4)	0.81	%(4)	6%
10/31/16	15.29	0.13	0.17	0.30	(0.21)	—	(0.21)	15.38	1.98	14,091	0.90	(4)	0.85	(4)	29
10/31/17	15.38	0.14	2.01	2.15	(0.13)	—	(0.13)	17.40	14.02	13,031	0.90	(4)	0.84	(4)	12
10/31/18	17.40	0.15	(0.24)	(0.09)	(0.34)	—	(0.34)	16.97	(0.56)	10,651	0.90	(4)	0.85	(4)	17
10/31/19	16.97	0.18	0.49	0.67	(0.33)	(0.78)	(1.11)	16.53	4.35	8,172	0.90	(4)	1.06	(4)	14
04/30/20(5)	16.53	0.09	(0.89)	(0.80)	(0.13)	(1.18)	(1.31)	14.42	(5.50)	6,493	0.90	(4)(6)	1.12	(4)(6)	10
Class C
10/31/15	$15.57	$0.13	$(0.18)	$(0.05)	$(0.17)	$—	$(0.17)	$15.35	(0.28)%	$60,073	0.87%		0.84%		6%
10/31/16	15.35	0.14	0.16	0.30	(0.21)	—	(0.21)	15.44	2.01	52,428	0.86		0.90		29
10/31/17	15.44	0.14	2.02	2.16	(0.13)	—	(0.13)	17.47	14.06	47,569	0.88		0.86		12
10/31/18	17.47	0.16	(0.26)	(0.10)	(0.34)	—	(0.34)	17.03	(0.61)	17,192	0.90	(4)	0.86	(4)	17
10/31/19	17.03	0.17	0.51	0.68	(0.33)	(0.78)	(1.11)	16.60	4.39	13,483	0.90	(4)	1.06	(4)	14
04/30/20(5)	16.60	0.09	(0.89)	(0.80)	(0.13)	(1.18)	(1.31)	14.49	(5.48)	10,968	0.90	(4)(6)	1.14	(4)(6)	10

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/15	10/31/16	10/31/17	10/31/18	10/31/19	04/30/20(5)(6)
AIG Active Allocation Class A	—%	—%	—%	0.01%	0.01%	(0.00)%
AIG Active Allocation Class B	0.04	0.08	0.05	0.12	0.15	0.20
AIG Active Allocation Class C	—	—	—	0.03	0.09	0.12

(5)  Unaudited.

(6)  Annualized.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
AIG FOCUSED DIVIDEND STRATEGY FUND
Class A
10/31/15	$18.10	$0.39	$0.62	$1.01	$(0.42)	$(1.08)	$(1.50)	$17.61	6.32%	$4,213,860	1.06%		2.26%		56%
10/31/16	17.61	0.51	0.12	0.63	(0.42)	(1.16)	(1.58)	16.66	4.38	4,849,219	1.05		3.16		60
10/31/17	16.66	0.45	2.28	2.73	(0.54)	(0.04)	(0.58)	18.81	16.57	4,598,192	1.04		2.52		45
10/31/18	18.81	0.47	0.15	0.62	(0.44)	(1.44)	(1.88)	17.55	3.03	3,570,189	1.04		2.57		38
10/31/19	17.55	0.50	0.39	0.89	(0.49)	(0.78)	(1.27)	17.17	5.42	2,381,987	1.05		2.90		37
04/30/20(3)	17.17	0.30	(2.66)	(2.36)	(0.32)	(0.58)	(0.90)	13.91	(14.34)	1,625,783	1.08	(4)	3.74	(4)	34
Class B
10/31/15	$17.99	$0.28	$0.61	$0.89	$(0.31)	$(1.08)	$(1.39)	$17.49	5.61%	$337,033	1.71%		1.61%		56%
10/31/16	17.49	0.41	0.13	0.54	(0.32)	(1.16)	(1.48)	16.55	3.79	381,223	1.70		2.53		60
10/31/17	16.55	0.33	2.25	2.58	(0.43)	(0.04)	(0.47)	18.66	15.73	424,998	1.69		1.85		45
10/31/18	18.66	0.35	0.15	0.50	(0.32)	(1.44)	(1.76)	17.40	2.37	378,559	1.69		1.92		38
10/31/19	17.40	0.38	0.39	0.77	(0.38)	(0.78)	(1.16)	17.01	4.72	303,543	1.70		2.26		37
04/30/20(3)	17.01	0.25	(2.63)	(2.38)	(0.27)	(0.58)	(0.85)	13.78	(14.65)	211,347	1.73	(4)	3.09	(4)	34
Class C
10/31/15	$17.98	$0.28	$0.61	$0.89	$(0.31)	$(1.08)	$(1.39)	$17.48	5.63%	$3,008,527	1.71%		1.61%		56%
10/31/16	17.48	0.40	0.13	0.53	(0.32)	(1.16)	(1.48)	16.53	3.75	3,628,575	1.70		2.51		60
10/31/17	16.53	0.33	2.26	2.59	(0.43)	(0.04)	(0.47)	18.65	15.80	3,682,928	1.69		1.87		45
10/31/18	18.65	0.35	0.14	0.49	(0.32)	(1.44)	(1.76)	17.38	2.31	3,142,587	1.69		1.92		38
10/31/19	17.38	0.38	0.39	0.77	(0.37)	(0.78)	(1.15)	17.00	4.78	2,421,728	1.70		2.27		37
04/30/20(3)	17.00	0.25	(2.62)	(2.37)	(0.27)	(0.58)	(0.85)	13.78	(14.60)	1,648,986	1.72	(4)	3.09	(4)	34
Class W
10/31/15	$18.09	$0.42	$0.63	$1.05	$(0.46)	$(1.08)	$(1.54)	$17.60	6.55%	$2,360,858	0.86%		2.46%		56%
10/31/16	17.60	0.53	0.14	0.67	(0.46)	(1.16)	(1.62)	16.65	4.60	3,523,472	0.85		3.30		60
10/31/17	16.65	0.47	2.29	2.76	(0.58)	(0.04)	(0.62)	18.79	16.80	5,499,586	0.84		2.67		45
10/31/18	18.79	0.51	0.15	0.66	(0.49)	(1.44)	(1.93)	17.52	3.21	5,289,972	0.84		2.77		38
10/31/19	17.52	0.53	0.39	0.92	(0.52)	(0.78)	(1.30)	17.14	5.66	4,094,116	0.85		3.13		37
04/30/20(3)	17.14	0.32	(2.66)	(2.34)	(0.34)	(0.58)	(0.92)	13.88	(14.27)	2,281,766	0.87	(4)	3.93	(4)	34

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load.

(3)  Unaudited.

(4)  Annualized.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
AIG STRATEGIC VALUE FUND
Class A
10/31/15	$25.87	$0.36	$(0.22)	$0.14	$(0.27)	$—	$(0.27)	$25.74	0.56%	$186,699	1.43%		1.39%		57%
10/31/16	25.74	0.37	0.10	0.47	(0.36)	—	(0.36)	25.85	1.88	175,724	1.42		1.47		56
10/31/17	25.85	0.26	4.63	4.89	(0.36)	—	(0.36)	30.38	19.04	186,261	1.42		0.90		52
10/31/18	30.38	0.34	(0.08)	0.26	(0.25)	—	(0.25)	30.39	0.82	197,855	1.45		1.08		46
10/31/19	30.39	0.40	0.63	1.03	(0.37)	(2.96)	(3.33)	28.09	4.08	184,235	1.45		1.44		54
04/30/20(5)	28.09	0.19	(3.80)	(3.61)	(0.43)	(0.59)	(1.02)	23.46	(13.45)	151,359	1.46	(3)	1.45	(3)	44
Class C
10/31/15	$23.96	$0.18	$(0.20)	$(0.02)	$(0.13)	$—	$(0.13)	$23.81	(0.09)%	$54,893	2.09%		0.73%		57%
10/31/16	23.81	0.19	0.10	0.29	(0.21)	—	(0.21)	23.89	1.24	52,036	2.08		0.80		56
10/31/17	23.89	0.07	4.28	4.35	(0.20)	—	(0.20)	28.04	18.26	50,353	2.08		0.25		52
10/31/18	28.04	0.13	(0.11)	0.02	(0.07)	—	(0.07)	27.99	0.07	11,145	2.15		0.40		46
10/31/19	27.99	0.17	0.57	0.74	(0.17)	(2.96)	(3.13)	25.60	3.26	10,035	2.20		0.69		54
04/30/20(5)	25.60	0.08	(3.47)	(3.39)	(0.26)	(0.59)	(0.85)	21.36	(13.81)	6,483	2.25	(3)	0.68	(3)	44
Class W
04/20/17@-10/31/17	$28.02	$0.09	$2.26	$2.35	$—	$—	$—	$30.37	8.39%	$2,559	1.52	%(3)(4)	0.58	%(3)(4)	52%
10/31/18	30.37	0.31	(0.07)	0.24	(0.23)	—	(0.23)	30.38	0.76	3,881	1.52	(4)	1.00	(4)	46
10/31/19	30.38	0.36	0.65	1.01	(0.36)	(2.96)	(3.32)	28.07	3.99	5,725	1.52	(4)	1.34	(4)	54
04/30/20(5)	28.07	0.19	(3.82)	(3.63)	(0.42)	(0.59)	(1.01)	23.43	(13.52)	3,559	1.52	(3)(4)	1.42	(3)(4)	44

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/17		10/31/18	10/31/19	04/30/20(3)(5)
AIG Strategic Value Class W	3.25	%(3)	(0.14)%	0.08%	0.14%

(5)  Unaudited.

@  Inception date of class.

See Notes to Financial Statement

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG SELECT DIVIDEND GROWTH FUND
Class A
10/31/15	$15.74	$0.34	$(0.04)	$0.30	$(0.34)	$(0.02)	$(0.36)	$15.68	1.94%	$52,244	1.48%		2.08%		79%
10/31/16	15.68	0.24	0.71	0.95	(0.24)	(1.46)	(1.70)	14.93	7.20	39,422	1.56		1.65		69
10/31/17	14.93	0.25	2.29	2.54	(0.27)	(0.25)	(0.52)	16.95	17.19	40,917	1.63		1.57		72
10/31/18	16.95	0.23	0.40	0.63	(0.24)	(0.93)	(1.17)	16.41	3.54	36,825	1.68		1.34		77
10/31/19	16.41	0.33	0.65	0.98	(0.33)	(2.31)	(2.64)	14.75	7.51	36,415	1.16		2.32		66
04/30/20(5)	14.75	0.17	(1.97)	(1.80)	(0.17)	—	(0.17)	12.78	(12.24)	28,506	1.13	(4)	2.36	(4)	14
Class C
10/31/15	$15.73	$0.06	$0.09	$0.15	$(0.24)	$(0.02)	$(0.26)	$15.62	0.96%	$1,351	2.37%		0.41%		79%
10/31/16	15.62	0.10	0.74	0.84	(0.12)	(1.46)	(1.58)	14.88	6.36	1,161	2.37		0.73		69
10/31/17	14.88	0.12	2.29	2.41	(0.16)	(0.25)	(0.41)	16.88	16.34	1,746	2.37		0.79		72
10/31/18	16.88	0.11	0.39	0.50	(0.12)	(0.93)	(1.05)	16.33	2.79	1,907	2.37		0.64		77
10/31/19	16.33	0.21	0.67	0.88	(0.24)	(2.31)	(2.55)	14.66	6.84	4,906	1.79		1.56		66
04/30/20(5)	14.66	0.12	(1.95)	(1.83)	(0.11)	—	(0.11)	12.72	(12.50)	3,443	1.78	(4)	1.70	(4)	14
Class W
10/31/15	$15.74	$0.32	$(0.03)	$0.29	$(0.36)	$(0.02)	$(0.38)	$15.65	1.86%	$108	1.52%		2.01%		79%
10/31/16	15.65	0.21	0.75	0.96	(0.26)	(1.46)	(1.72)	14.89	7.25	241	1.52		1.56		69
10/31/17	14.89	0.24	2.32	2.56	(0.29)	(0.25)	(0.54)	16.91	17.37	635	1.52		1.55		72
10/31/18	16.91	0.25	0.40	0.65	(0.27)	(0.93)	(1.20)	16.36	3.70	1,151	1.52		1.46		77
10/31/19	16.36	0.34	0.67	1.01	(0.37)	(2.31)	(2.68)	14.69	7.76	2,258	0.95		2.46		66
04/30/20(5)	14.69	0.19	(1.98)	(1.79)	(0.18)	—	(0.18)	12.72	(12.18)	1,515	0.93	(4)	2.60	(4)	14

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/15	10/31/16	10/31/17	10/31/18	10/31/19	04/30/20(4)(5)
AIG Select Dividend Growth Class A	0.11%	0.02%	0.00%	0.01%	0.55%	0.65%
AIG Select Dividend Growth Class C	2.01	0.64	0.88	0.47	0.83	1.01
AIG Select Dividend Growth Class W	19.46	5.19	2.18	1.01	1.19	1.89

(4)  Annualized.

(5)  Unaudited.

See Notes to Financial Statements

AIG Multi-Asset Allocation Fund

PORTFOLIO PROFILE — April 30, 2020 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.3%
Domestic Fixed Income Investment Companies	21.2
Global Strategies Investment Companies	10.4
Foreign Equity Investment Companies	9.7
Commodity Strategy Investment Companies	8.6
100.2%

* Calculated as a percentage of net assets

AIG Multi-Asset Allocation Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.2%
Commodity Strategy Investment Companies—8.6%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $23,122,958)	3,169,784	$16,070,804
Domestic Equity Investment Companies—50.3%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	383,947	5,340,701
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	1,448,428	18,510,905
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	837,402	19,645,452
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,028,271	13,100,176
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	317,568	8,075,750
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A†	509,924	12,187,182
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A†	1,274,381	16,974,755
Total Domestic Equity Investment Companies (cost $102,598,639)		93,834,921
Domestic Fixed Income Investment Companies—21.2%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,630,710	7,707,980
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	2,655,550	8,630,538
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,034,761	20,022,050
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	433,404	3,098,839
Total Domestic Fixed Income Investment Companies (cost $40,382,777)		39,459,407
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—9.7%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,896,690	$12,650,924
SunAmerica Equity Funds, AIG Japan Fund, Class A	929,602	5,438,169
Total Foreign Equity Investment Companies (cost $23,198,368)		18,089,093
Global Strategies Investment Companies—10.4%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $21,744,851)	1,443,946	19,449,958
TOTAL INVESTMENTS (cost $211,047,593)(1)	100.2%	186,904,183
Liabilities in excess of other assets	(0.2)	(290,376)
NET ASSETS	100.0%	$186,613,807

†  Non-income producing security

# See Note 5

@ The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

(1) See Note 6 for cost of investments on a tax basis.

AIG Multi-Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$186,904,183	$—	$—	$186,904,183

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Active Allocation Fund

PORTFOLIO PROFILE — April 30, 2020 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.5%
Domestic Fixed Income Investment Companies	38.4
Foreign Equity Investment Companies	8.0
Global Strategies Investment Companies	3.8
Commodity Strategy Investment Companies	0.4
100.1%

* Calculated as a percentage of net assets

AIG Active Allocation Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.1%
Commodity Strategy Investment Companies—0.4%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $628,950)	96,198	$487,722
Domestic Equity Investment Companies—49.5%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	314,957	4,381,046
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	479,055	6,122,329
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	446,563	10,476,365
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	335,884	4,279,157
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	502,423	12,776,626
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A†	525,756	12,565,563
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A†	264,897	3,528,428
Total Domestic Equity Investment Companies (cost $60,049,904)		54,129,514
Domestic Fixed Income Investment Companies—38.4%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,167,950	6,352,094
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	2,017,477	6,556,800
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,573,028	25,318,598
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	529,378	3,785,053
Total Domestic Fixed Income Investment Companies (cost $41,624,090)		42,012,545
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—8.0%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	978,888	$6,529,182
SunAmerica Equity Funds, AIG Japan Fund, Class A	383,130	2,241,311
Total Foreign Equity Investment Companies (cost $11,034,667)		8,770,493
Global Strategies Investment Companies—3.8%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $4,714,595)	312,336	4,207,163
TOTAL INVESTMENTS (cost $118,052,206)(1)	100.1%	109,607,437
Liabilities in excess of other assets	(0.1)	(148,162)
NET ASSETS	100.0%	$109,459,275

# See Note 5

@ The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

AIG Active Allocation Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$109,607,437	$—	$—	$109,607,437

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Focused Dividend Strategy Fund

PORTFOLIO PROFILE — April 30, 2020 — (unaudited)

Industry Allocation*
Medical-Drugs	10.9%
Food-Misc./Diversified	7.3
Medical-Biomedical/Gene	7.1
Tobacco	6.6
Telephone-Integrated	6.4
Oil Companies-Integrated	6.0
Chemicals-Diversified	5.6
Retail-Consumer Electronics	3.8
Auto-Heavy Duty Trucks	3.7
Computer Services	3.6
Diversified Manufacturing Operations	3.5
Medical-Wholesale Drug Distribution	3.4
Diversified Banking Institutions	3.4
Machinery-Construction & Mining	3.4
Networking Products	3.4
Electronic Components-Semiconductors	3.2
Advertising Agencies	3.1
Computers	3.1
Electric Products-Misc.	3.1
Computers-Memory Devices	3.0
Retail-Drug Store	2.9
Data Processing/Management	2.8
Repurchase Agreements	1.0
100.3%

* Calculated as a percentage of net assets

AIG Focused Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.3%
Advertising Agencies—3.1%
Omnicom Group, Inc.	3,163,379	$180,407,504
Auto-Heavy Duty Trucks—3.7%
Cummins, Inc.	1,309,285	214,068,097
Chemicals-Diversified—5.6%
Dow, Inc.	4,591,267	168,453,586
LyondellBasell Industries NV, Class A	2,681,349	155,384,175
		323,837,761
Computer Services—3.6%
International Business Machines Corp.	1,654,151	207,695,200
Computers—3.1%
HP, Inc.	11,531,422	178,852,355
Computers-Memory Devices—3.0%
NetApp, Inc.	3,954,953	173,108,293
Data Processing/ Management—2.8%
Paychex, Inc.	2,337,782	160,184,823
Diversified Banking Institutions—3.4%
JPMorgan Chase & Co.	2,033,292	194,708,042
Diversified Manufacturing Operations—3.5%
3M Co.	1,334,112	202,678,295
Electric Products-Misc.—3.1%
Emerson Electric Co.	3,118,924	177,872,236
Electronic Components- Semiconductors—3.2%
Broadcom, Inc.	676,424	183,730,287
Food-Misc./Diversified—7.3%
General Mills, Inc.	3,366,813	201,638,431
Kraft Heinz Co.	7,257,273	220,113,090
		421,751,521
Machinery-Construction & Mining—3.4%
Caterpillar, Inc.	1,672,466	194,641,593
Medical-Biomedical/Gene—7.1%
Amgen, Inc.	813,766	194,669,102
Gilead Sciences, Inc.	2,590,247	217,580,748
		412,249,850
Medical-Drugs—10.9%
AbbVie, Inc.	2,540,750	208,849,650
Bristol-Myers Squibb Co.	3,386,107	205,909,167
Pfizer, Inc.	5,539,573	212,498,020
		627,256,837
Security Description	Shares/ Principal Amount	Value (Note 2)
Medical-Wholesale Drug Distribution—3.4%
Cardinal Health, Inc.	4,009,003	$198,365,468
Networking Products—3.4%
Cisco Systems, Inc.	4,557,336	193,139,900
Oil Companies-Integrated—6.0%
Chevron Corp.	2,033,117	187,046,764
Exxon Mobil Corp.	3,423,403	159,085,537
		346,132,301
Retail-Consumer Electronics—3.8%
Best Buy Co., Inc.	2,854,633	219,035,990
Retail-Drug Store—2.9%
Walgreens Boots Alliance, Inc.	3,856,497	166,947,755
Telephone-Integrated—6.4%
CenturyLink, Inc.	16,712,089	177,482,385
Verizon Communications, Inc.	3,360,444	193,057,508
		370,539,893
Tobacco—6.6%
Altria Group, Inc.	4,986,752	195,730,016
Philip Morris International, Inc.	2,475,551	184,676,105
		380,406,121
Total Long-Term Investment Securities (cost $6,343,320,583)		5,727,610,122
REPURCHASE AGREEMENTS—1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $56,443,000 collateralized by $54,910,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $57,572,531 (cost $56,443,000)	$56,443,000	56,443,000
TOTAL INVESTMENTS (cost $6,399,763,583)(1)	100.3%	5,784,053,122
Liabilities in excess of other assets	(0.3)	(16,171,888)
NET ASSETS	100.0%	$5,767,881,234

(1) See Note 6 for cost of investments on a tax basis.

AIG Focused Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$5,727,610,122	$—	$—	$5,727,610,122
Repurchase Agreements	—	56,443,000	—	56,443,000
Total Investments at Value	$5,727,610,122	$56,443,000	$—	$5,784,053,122

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Strategic Value Fund

PORTFOLIO PROFILE — April 30, 2020 — (unaudited)

Industry Allocation*
Investment Management/Advisor Services	5.7%
Medical-Drugs	5.6
Telephone-Integrated	4.9
Electric-Integrated	4.4
Cosmetics & Toiletries	4.2
Insurance-Multi-line	3.7
Electronic Components-Semiconductors	3.6
Medical-Biomedical/Gene	3.4
Oil Companies-Exploration & Production	3.3
Insurance-Property/Casualty	3.2
Tobacco	2.8
Banks-Commercial	2.6
Real Estate Investment Trusts	2.5
Finance-Other Services	2.4
Oil Refining & Marketing	2.3
Computer Services	2.0
Retail-Restaurants	2.0
Medical Instruments	2.0
Beverages-Non-alcoholic	2.0
Repurchase Agreements	1.9
Financial Guarantee Insurance	1.7
Food-Misc./Diversified	1.6
Instruments-Controls	1.6
Chemicals-Diversified	1.5
Cable/Satellite TV	1.4
Auto-Heavy Duty Trucks	1.4
Diagnostic Equipment	1.3
Independent Power Producers	1.2
Pharmacy Services	1.2
Radio	1.1
Aerospace/Defense	1.1
Diversified Manufacturing Operations	1.0
Retail-Building Products	1.0
Oil Companies-Integrated	0.9
Medical Labs & Testing Services	0.9
Internet Security	0.9
Building & Construction-Misc.	0.9
Building Products-Wood	0.9
Containers-Paper/Plastic	0.8
Steel-Producers	0.8
Electric Products-Misc.	0.7
Airlines	0.7
Computers	0.7
Human Resources	0.7
Medical-HMO	0.6
Advertising Agencies	0.6
Oil-Field Services	0.6
Real Estate Management/Services	0.6
Retail-Drug Store	0.6
Retail-Consumer Electronics	0.5
Broadcast Services/Program	0.5
Medical-Wholesale Drug Distribution	0.5
Insurance-Reinsurance	0.5
Building-Residential/Commercial	0.5
Distribution/Wholesale	0.5
Entertainment Software	0.4
Semiconductor Equipment	0.4
Finance-Consumer Loans	0.4
Chemicals-Plastics	0.4
Printing-Commercial	0.4
Apparel Manufacturers	0.3
Building-Mobile Home/Manufactured Housing	0.3%
Electronic Parts Distribution	0.3
Gambling (Non-Hotel)	0.3
Machinery-General Industrial	0.2
Building Products-Air & Heating	0.1
100.0%

* Calculated as a percentage of net assets

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—98.1%
Advertising Agencies—0.6%
Omnicom Group, Inc.	16,639	$948,922
Aerospace/Defense—1.1%
Raytheon Technologies Corp.	27,341	1,771,970
Airlines—0.7%
Delta Air Lines, Inc.	43,772	1,134,132
Apparel Manufacturers—0.3%
Ralph Lauren Corp.	7,327	540,586
Auto-Heavy Duty Trucks—1.4%
Cummins, Inc.	14,178	2,318,103
Banks-Commercial—2.6%
Bank OZK	61,446	1,389,908
PacWest Bancorp	58,219	1,178,353
SVB Financial Group†	8,478	1,637,695
		4,205,956
Beverages-Non-alcoholic—2.0%
Keurig Dr Pepper, Inc.	38,542	1,019,821
PepsiCo, Inc.	16,180	2,140,452
		3,160,273
Broadcast Services/Program—0.5%
Discovery, Inc., Class A†	35,624	798,690
Building & Construction-Misc.—0.9%
EMCOR Group, Inc.	22,631	1,437,747
Building Products-Air & Heating—0.1%
Carrier Global Corp.†	10,767	190,684
Building Products-Wood—0.9%
Masco Corp.	34,734	1,425,483
Building-Mobile Home/Manufactured Housing—0.3%
Winnebago Industries, Inc.	11,388	505,286
Building-Residential/Commercial—0.5%
Lennar Corp., Class A	14,971	749,598
Cable/Satellite TV—1.4%
Comcast Corp., Class A	46,001	1,731,018
DISH Network Corp., Class A†	24,414	610,716
		2,341,734
Chemicals-Diversified—1.5%
DuPont de Nemours, Inc.	50,516	2,375,262
Chemicals-Plastics—0.4%
PolyOne Corp.	26,580	619,048
Computer Services—2.0%
Cognizant Technology Solutions Corp., Class A	22,549	1,308,293
DXC Technology Co.	29,091	527,420
International Business Machines Corp.	11,645	1,462,146
		3,297,859
Computers—0.7%
HP, Inc.	73,003	1,132,277
Security Description	Shares	Value (Note 2)
Containers-Paper/Plastic—0.8%
Ardagh Group SA	35,513	$441,782
Packaging Corp. of America	8,801	850,616
		1,292,398
Cosmetics & Toiletries—4.2%
Procter & Gamble Co.	57,176	6,739,335
Diagnostic Equipment—1.3%
Danaher Corp.	13,238	2,163,883
Distribution/Wholesale—0.5%
HD Supply Holdings, Inc.†	25,123	745,651
Diversified Manufacturing Operations—1.0%
Trane Technologies PLC	18,468	1,614,473
Electric Products-Misc.—0.7%
Emerson Electric Co.	20,216	1,152,918
Electric-Integrated—4.4%
Dominion Energy, Inc.	23,644	1,823,662
FirstEnergy Corp.	127,004	5,241,455
		7,065,117
Electronic Components- Semiconductors—3.6%
Intel Corp.	96,925	5,813,561
Electronic Parts Distribution—0.3%
SYNNEX Corp.	5,657	495,327
Entertainment Software—0.4%
Activision Blizzard, Inc.	11,319	721,360
Finance-Consumer Loans—0.4%
OneMain Holdings, Inc.	26,623	644,543
Finance-Other Services—2.4%
CME Group, Inc.	5,972	1,064,270
Intercontinental Exchange, Inc.	12,822	1,146,928
Nasdaq, Inc.	14,887	1,632,657
		3,843,855
Financial Guarantee Insurance—1.7%
MGIC Investment Corp.	175,612	1,283,724
Radian Group, Inc.	102,298	1,532,424
		2,816,148
Food-Misc./Diversified—1.6%
Kraft Heinz Co.	86,860	2,634,464
Gambling (Non-Hotel)—0.3%
International Game Technology PLC	61,013	460,038
Human Resources—0.7%
ManpowerGroup, Inc.	14,601	1,083,978
Independent Power Producers—1.2%
NRG Energy, Inc.	59,215	1,985,479
Instruments-Controls—1.6%
Honeywell International, Inc.	18,345	2,603,155
Insurance-Multi-line—3.7%
Allstate Corp.	58,654	5,966,285

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty—3.2%
Assurant, Inc.	16,992	$1,805,230
Fidelity National Financial, Inc.	27,299	738,438
Progressive Corp.	11,774	910,130
Travelers Cos., Inc.	16,373	1,657,112
		5,110,910
Insurance-Reinsurance—0.5%
Essent Group, Ltd.	27,688	756,436
Internet Security—0.9%
NortonLifeLock, Inc.	69,317	1,474,373
Investment Management/Advisor Services—5.7%
Artisan Partners Asset Management, Inc., Class A	25,824	760,259
Franklin Resources, Inc.	79,614	1,499,928
Janus Henderson Group PLC	58,128	1,040,491
Legg Mason, Inc.	24,076	1,199,707
T. Rowe Price Group, Inc.	41,059	4,747,652
		9,248,037
Machinery-General Industrial—0.2%
Otis Worldwide Corp.†	5,383	274,049
Medical Instruments—2.0%
Medtronic PLC	32,763	3,198,652
Medical Labs & Testing Services—0.9%
MEDNAX, Inc.†	50,950	739,794
Quest Diagnostics, Inc.	6,793	747,977
		1,487,771
Medical-Biomedical/Gene—3.4%
Amgen, Inc.	4,215	1,008,312
Bio-Rad Laboratories, Inc., Class A†	4,988	2,195,219
Biogen, Inc.†	3,919	1,163,277
Gilead Sciences, Inc.	12,680	1,065,120
		5,431,928
Medical-Drugs—5.6%
Johnson & Johnson	30,017	4,503,751
Merck & Co., Inc.	13,171	1,044,987
Pfizer, Inc.	90,740	3,480,786
		9,029,524
Medical-HMO—0.6%
Centene Corp.†	15,703	1,045,506
Medical-Wholesale Drug Distribution—0.5%
Cardinal Health, Inc.	15,415	762,734
Oil Companies-Exploration & Production—3.3%
ConocoPhillips	80,169	3,375,115
EOG Resources, Inc.	21,248	1,009,493
Laredo Petroleum, Inc.†	796,470	868,152
		5,252,760
Oil Companies-Integrated—0.9%
Exxon Mobil Corp.	32,705	1,519,801
Security Description	Shares	Value (Note 2)
Oil Refining & Marketing—2.3%
HollyFrontier Corp.	25,835	$853,589
Marathon Petroleum Corp.	13,399	429,840
Phillips 66	23,365	1,709,617
Valero Energy Corp.	10,338	654,912
		3,647,958
Oil-Field Services—0.6%
Schlumberger, Ltd.	56,054	942,828
Pharmacy Services—1.2%
CVS Health Corp.	32,103	1,975,940
Printing-Commercial—0.4%
Deluxe Corp.	21,474	604,923
Radio—1.1%
Liberty Media Corp.—Liberty SiriusXM, Series A†	53,837	1,814,845
Real Estate Investment Trusts—2.5%
Cousins Properties, Inc.	108,003	3,258,451
Simon Property Group, Inc.	11,843	790,757
		4,049,208
Real Estate Management/Services—0.6%
Jones Lang LaSalle, Inc.	4,751	501,611
RE/MAX Holdings, Inc., Class A	16,636	437,360
		938,971
Retail-Building Products—1.0%
Home Depot, Inc.	7,092	1,559,034
Retail-Consumer Electronics—0.5%
Best Buy Co., Inc.	11,168	856,921
Retail-Drug Store—0.6%
Walgreens Boots Alliance, Inc.	20,665	894,588
Retail-Restaurants—2.0%
Cannae Holdings, Inc.†	30,176	952,053
McDonald's Corp.	11,988	2,248,469
		3,200,522
Semiconductor Equipment—0.4%
Applied Materials, Inc.	14,131	702,028
Steel-Producers—0.8%
Reliance Steel & Aluminum Co.	14,393	1,289,325
Telephone-Integrated—4.9%
AT&T, Inc.	43,277	1,318,650
GCI Liberty, Inc., Class A†	17,587	1,069,817
Verizon Communications, Inc.	96,801	5,561,218
		7,949,685
Tobacco—2.8%
Altria Group, Inc.	63,147	2,478,520
Philip Morris International, Inc.	27,502	2,051,649
		4,530,169
Total Long-Term Investment Securities (cost $174,295,706)		158,345,004

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS—1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $3,086,000 and collateralized by $3,005,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $3,150,709. (cost $3,086,000)	$3,086,000	$3,086,000
TOTAL INVESTMENTS (cost $177,381,706)(1)	100.0%	161,431,004
Liabilities in excess of other assets	0.0	(30,034)
NET ASSETS	100.0%	$161,400,970

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stock	$158,345,004	$—	$—	$158,345,004
Repurchase Agreements	—	3,086,000	—	3,086,000
Total Investments at Value	$158,345,004	$3,086,000	$—	$161,431,004

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Select Dividend Growth Fund

PORTFOLIO PROFILE — April 30, 2020 — (unaudited)

Industry Allocation*
Diversified Manufacturing Operations	5.3%
Semiconductor Components-Integrated Circuits	5.3
Electronic Components-Semiconductors	5.1
Containers-Paper/Plastic	5.1
Investment Management/Advisor Services	4.7
Aerospace/Defense	4.5
Chemicals-Diversified	4.4
Advertising Agencies	4.2
Industrial Automated/Robotic	3.3
Medical-Drugs	3.3
Distribution/Wholesale	3.2
Medical-Biomedical/Gene	3.1
Retail-Consumer Electronics	3.1
Medical-Wholesale Drug Distribution	3.1
Auto-Heavy Duty Trucks	2.9
Pharmacy Services	2.7
Beverages-Non-alcoholic	2.7
Insurance-Property/Casualty	2.7
Appliances	2.5
Computers-Memory Devices	2.5
Computer Services	2.5
Internet Brokers	2.4
Telecommunication Equipment	2.4
Tools-Hand Held	2.3
Networking Products	2.3
Steel-Producers	2.3
Tobacco	2.3
Data Processing/Management	2.2
Oil Refining & Marketing	2.1
Food-Meat Products	2.0
Apparel Manufacturers	1.9
Retail-Building Products	1.4
Repurchase Agreements	0.4
100.2%

* Calculated as a percentage of net assets

AIG Select Dividend Growth Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.8%
Advertising Agencies—4.2%
Interpublic Group of Cos., Inc.	43,760	$743,045
Omnicom Group, Inc.	11,484	654,932
		1,397,977
Aerospace/Defense—4.5%
General Dynamics Corp.	4,606	601,636
Lockheed Martin Corp.	2,358	917,403
		1,519,039
Apparel Manufacturers—1.9%
VF Corp.	11,205	651,011
Appliances—2.5%
Whirlpool Corp.	7,508	838,944
Auto-Heavy Duty Trucks—2.9%
Cummins, Inc.	6,015	983,453
Beverages-Non-alcoholic—2.7%
PepsiCo, Inc.	6,764	894,810
Chemicals-Diversified—4.4%
Celanese Corp.	8,016	665,889
Eastman Chemical Co.	13,470	815,070
		1,480,959
Computer Services—2.5%
International Business Machines Corp.	6,640	833,718
Computers-Memory Devices—2.5%
NetApp, Inc.	19,066	834,519
Containers-Paper/Plastic—5.1%
Packaging Corp. of America	8,747	845,397
WestRock Co.	26,377	849,076
		1,694,473
Data Processing/Management—2.2%
Paychex, Inc.	10,893	746,388
Distribution/Wholesale—3.2%
Fastenal Co.	29,231	1,058,747
Diversified Manufacturing Operations—5.3%
3M Co.	5,502	835,864
Illinois Tool Works, Inc.	5,859	952,087
		1,787,951
Electronic Components- Semiconductors—5.1%
Broadcom, Inc.	3,216	873,530
Texas Instruments, Inc.	7,195	835,124
		1,708,654
Security Description	Shares	Value (Note 2)
Food-Meat Products—2.0%
Tyson Foods, Inc., Class A	10,780	$670,408
Industrial Automated/Robotic—3.3%
Rockwell Automation, Inc.	5,851	1,108,647
Insurance-Property/Casualty—2.7%
Progressive Corp.	11,505	889,337
Internet Brokers—2.4%
TD Ameritrade Holding Corp.	20,467	803,739
Investment Management/ Advisor Services—4.7%
Franklin Resources, Inc.	32,842	618,743
T. Rowe Price Group, Inc.	8,179	945,738
		1,564,481
Medical-Biomedical/Gene—3.1%
Amgen, Inc.	4,352	1,041,085
Medical-Drugs—3.3%
AbbVie, Inc.	13,467	1,106,987
Medical-Wholesale Drug Distribution—3.1%
Cardinal Health, Inc.	20,616	1,020,080
Networking Products—2.3%
Cisco Systems, Inc.	18,482	783,267
Oil Refining & Marketing—2.1%
Valero Energy Corp.	11,249	712,624
Pharmacy Services—2.7%
CVS Health Corp.	14,601	898,692
Retail-Building Products—1.4%
Home Depot, Inc.	2,101	461,863
Retail-Consumer Electronics—3.1%
Best Buy Co., Inc.	13,530	1,038,157
Semiconductor Components- Integrated Circuits—5.3%
Maxim Integrated Products, Inc.	15,130	831,848
QUALCOMM, Inc.	11,972	941,837
		1,773,685
Steel-Producers—2.3%
Steel Dynamics, Inc.	31,705	769,480
Telecommunication Equipment—2.4%
Juniper Networks, Inc.	37,077	800,863
Tobacco—2.3%
Altria Group, Inc.	19,193	753,325
Tools-Hand Held—2.3%
Snap-on, Inc.	6,016	783,825
Total Long-Term Investment Securities (cost $33,647,746)		33,411,188

AIG Select Dividend Growth Fund

PORTFOLIO OF INVESTMENTS — April 30, 2020 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS—0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/30/2020, to be repurchased 05/01/2020 in the amount of $116,000 collateralized by $115,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2022 and having an approximate value of $120,576 (cost $116,000)	$116,000	$116,000
TOTAL INVESTMENTS (cost $33,763,746)(1)	100.2%	33,527,188
Liabilities in excess of other assets	(0.2)	(63,654)
NET ASSETS	100.0%	$33,463,534

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$33,411,188	$—	$—	$33,411,188
Repurchase Agreements	—	116,000	—	116,000
Total Investments at Value	$33,411,188	$116,000	$—	$33,527,188

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Series"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Series is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Series consists of six separate mutual funds, five of which are included in this report and are currently offered for sale (each a "Fund" and collectively, the "Funds"). With respect to the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each of these Funds has a principal investment technique to invest in a combination of affiliated SunAmerica funds as described below (collectively, the "Underlying Funds").

The investment goals and principal investment techniques for each of the Funds are as follows:

AIG Multi-Asset Allocation Fund seeks growth of capital through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in exchange-traded funds ("ETFs"), although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Active Allocation Fund seeks growth of capital and conservation of principal through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in ETFs, although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Focused Dividend Strategy Fund seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

AIG Strategic Value Fund seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

AIG Select Dividend Growth Fund seeks capital appreciation, and secondarily, current income by employing a "buy and hold" strategy with up to forty dividend paying equity securities selected annually from the Russell 1000® Index. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend paying equity securities.

The AIG Asset Allocation Strategy Funds: AIG Multi-Asset Allocation and AIG Active Allocation, ("Strategy Funds") invest in various AIG funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.aig.com/funds.

The Funds are diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within one year of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class B and Class C shares being subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 Plan and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services. For the Strategy Funds, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Series' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Series. In addition, pursuant to Indemnification Agreements between the Series and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Series (collectively, the "Disinterested Directors"), the Series provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Series, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Series enters into contracts that contain the obligation to indemnify others. The Series' maximum exposure under these arrangements is unknown. Currently, however, the Series expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of April 30, 2020, is reported on a schedule at the end of each Fund's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of April 30, 2020, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund's Portfolio of Investments and Notes to Financial Statements for more information about a Fund's holdings in repurchase agreements.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions received from a Fund's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded as a reduction to the cost basis of the securities held. The Strategy Funds invest in a combination of AIG Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Strategy Funds, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Funds and do not include indirect expenses borne by each Strategy Fund in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, and AIG Select Dividend Growth Fund. All other Funds pay annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018 or expected to be taken in each Fund's 2019 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

LIBOR Risk: A fund's investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate ("LIBOR"), Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants are expected to work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund's performance and/or NAV.

New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Series, on behalf of each Fund, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Funds and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Fund to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Fund	Percentage
AIG Multi-Asset Allocation	0.10%
AIG Active Allocation	0.10%
AIG Focused Dividend Strategy	0.60% on the first $1.5 billion
0.50% on the next $1.5 billion
0.40% on assets over $3 billion
AIG Strategic Value	0.75%
AIG Select Dividend Growth	0.75%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Fund	Percentage
AIG Strategic Value Class A	1.72%
AIG Strategic Value Class C	2.37%
AIG Strategic Value Class W	1.52%
AIG Select Dividend Growth Class A	1.13%
AIG Select Dividend Growth Class C	1.78%
AIG Select Dividend Growth Class W	0.93%

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Funds, so that the annual operating expenses for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Funds' business. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Fund	Percentage
AIG Multi-Asset Allocation Class A	0.25%
AIG Multi-Asset Allocation Class B	0.90%
AIG Multi-Asset Allocation Class C	0.90%
AIG Active Allocation Class A	0.25%
AIG Active Allocation Class B	0.90%
AIG Active Allocation Class C	0.90%

Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the limitation in effect at the time the waivers and/or reimbursements occurred or (b) the current expense limitation of that share class.

For the six months ended April 30, 2020, pursuant to the contractual and voluntary expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

Fund	Other Expenses Reimbursed
AIG Select Dividend Growth	$65,520
Fund	Class Specific Expenses Reimbursed
AIG Multi-Asset Allocation Class B	$17,279
AIG Multi-Asset Allocation Class C	14,362
AIG Active Allocation Class B	7,507
AIG Active Allocation Class C	7,424
AIG Strategic Value Class W	3,675
AIG Select Dividend Growth Class A	42,564
AIG Select Dividend Growth Class C	15,227
AIG Select Dividend Growth Class W	20,186

For the six months ended April 30, 2020, the amounts recouped by SunAmerica are as follows:

Fund	Class Specific Expenses Recouped
AIG Multi-Asset Allocation Class B	$11,828
AIG Multi-Asset Allocation Class C	12,362
AIG Active Allocation Class A	819

At April 30, 2020, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Other Expenses Reimbursed
Fund	October 31, 2020	October 31, 2021	April 30, 2022
AIG Select Dividend Growth	$—	$113,394	$65,520

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

	Class Specific Expenses Reimbursed
Fund	October 31, 2020	October 31, 2021	April 30, 2022
AIG Multi-Asset Allocation Class B	$—	$9,645	$17,279
AIG Multi-Asset Allocation Class C	—	—	9,911
AIG Active Allocation Class A	13,156	10,837	—
AIG Active Allocation Class B	9,244	13,901	7,507
AIG Active Allocation Class C	9,516	14,232	7,424
AIG Strategic Value Class W	10	13,465	3,675
AIG Select Dividend Growth Class A	—	96,408	42,564
AIG Select Dividend Growth Class C	3,923	25,012	15,227
AIG Select Dividend Growth Class W	3,880	16,944	20,186

The Series, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of SunAmerica. Each Fund has adopted a Distribution Plan on behalf of each class of shares of the Funds (other than Class W shares of each of the Funds and Class A shares of the Strategy Funds) (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class C Plan of each Fund, as applicable, other than the Strategy Funds, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Funds, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C Plans. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class's Plan may exceed the Distributor's distribution costs as described above. During the six months ended April 30, 2020, ACS waived fees in the amount of $10,817 for the Class A shares of AIG Select Dividend Growth Fund. Except for the Strategy Funds, the Plans provide that each respective class of shares of each Fund under such plan will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended April 30, 2020, ACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Series, on behalf of the AIG Focused Dividend Strategy Fund, AIG Select Dividend Growth Fund and AIG Strategic Value Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the six months ended April 30, 2020, ACS earned fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. ACS has advised the Funds

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

that for the six months ended April 30, 2020, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Fund	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
AIG Multi-Asset Allocation	$65,228	$9,226	$46,658	$—	$12,248	$307
AIG Active Allocation	40,612	5,452	29,557	—	14,343	1,933
AIG Focused Dividend Strategy	1,084,374	129,375	790,244	18,406	318,210	57,567
AIG Strategic Value	30,446	8,159	17,395	—	—	23
AIG Select Dividend Growth	19,214	9,016	6,985	3,020	—	—

The Series, on behalf of each Fund, has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST"), in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, pursuant to which AFS receives a fee from each Fund (except the Strategy Funds) to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2020, the Funds incurred the following expenses, which are included in transfer agent fees payable in the Statements of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

	Expense				Payable at April 30, 2020
Fund	Class A	Class B	Class C	Class W	Class A	Class B	Class C	Class W
AIG Focused Dividend Strategy	$2,283,044	$294,048	$2,320,439	$3,682,375	$281,438	$36,934	$287,537	$403,855
AIG Strategic Value	189,135	—	9,657	5,727	25,571	—	1,144	596
AIG Select Dividend Growth	36,696	—	4,838	2,822	4,824	—	584	281

Note 4.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2020 were as follows:

	AIG Multi-Asset Allocation Portfolio	AIG Active Allocation Portfolio	AIG Focused Dividend Strategy Portfolio	AIG Strategic Value Portfolio	AIG Select Dividend Growth Portfolio
Purchases (excluding U.S. government securities)	$7,166,503	$12,106,465	$2,589,175,367	$80,960,934	$5,592,062
Sales (excluding U.S. government securities)	20,902,223	21,160,519	4,711,415,225	93,209,789	10,444,945
Purchases of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. For the six months ended April 30, 2020, transactions in these securities were as follows:

AIG Multi-Asset Allocation

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2019	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2020
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$136,109	$—	$15,207,694	$1,253,049	$978,441	$(351,191)	$(2,480,187)	$12,650,924
SunAmerica Equity Funds, AIG Japan Fund, Class A	33,792	—	7,180,432	146,037	774,316	10,452	(1,124,436)	5,438,169
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	216,255	—	8,996,878	235,649	568,823	(22,780)	(932,944)	7,707,980
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	160,908	—	9,592,322	678,980	1,239,676	(90,851)	(310,237)	8,630,538
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	177,271	—	22,535,778	1,016,826	4,763,128	(4,130)	1,236,704	20,022,050
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	77,797	—	3,521,624	84,799	209,540	(6,518)	(291,526)	3,098,839
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	124,160	220,845	6,667,788	359,551	426,617	(15,866)	(1,244,155)	5,340,701
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	242,355	—	22,653,268	983,155	2,564,373	(5,310)	(2,555,835)	18,510,905
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	335,268	455,273	22,155,740	2,331,342	1,414,373	208,396	(3,635,653)	19,645,452
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	152,407	—	20,929,336	1,193,224	1,414,388	(1,030,569)	(3,606,799)	16,070,804
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	173,447	—	15,600,382	652,007	990,060	(36,673)	(2,125,480)	13,100,176
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	920,043	8,978,897	940,522	883,897	36,959	(996,731)	8,075,750
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	—	1,289,585	12,876,248	1,317,592	1,288,160	31,939	(750,437)	12,187,182
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	348,204	—	23,354,638	989,004	1,964,373	6,335	(2,935,646)	19,449,958
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	502,685	21,913,918	551,170	1,422,058	17,631	(4,085,906)	16,974,755
	$2,177,973	$3,388,431	$222,164,943	$12,732,907	$20,902,223	$(1,252,176)	$(25,839,268)	$186,904,183

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

AIG Active Allocation

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2019	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2020
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$99,092	$—	$10,242,546	$1,281,418	$3,441,960	$(103,046)	$(1,449,776)	$6,529,182
SunAmerica Equity Funds, AIG Japan Fund, Class A	16,280	—	3,616,518	162,190	1,116,392	(43,587)	(377,418)	2,241,311
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	178,456	—	7,408,165	334,080	598,867	(33,387)	(757,897)	6,352,094
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	105,376	—	5,559,837	2,048,192	783,370	(26,359)	(241,500)	6,556,800
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	215,989	—	26,016,860	2,244,518	4,435,555	81,348	1,411,427	25,318,598
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	95,526	—	4,322,917	177,973	349,339	(15,027)	(351,471)	3,785,053
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	106,406	199,999	6,006,178	496,007	1,003,151	(126,242)	(991,746)	4,381,046
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	80,675	—	7,552,001	379,114	907,110	(64,444)	(837,232)	6,122,329
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	169,814	230,597	11,164,211	2,302,513	921,332	126,888	(2,195,915)	10,476,365
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	13,348	—	4,316,938	25,237	3,589,273	(471,777)	206,597	487,722
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,387,240	13,471,847	2,078,832	1,382,286	67,781	(1,459,548)	12,776,626
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	1,300,930	12,916,701	1,689,287	1,353,250	13,625	(700,800)	12,565,563
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	60,789	—	3,229,416	1,837,954	291,664	(21,782)	(546,761)	4,207,163
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	114,387	4,960,092	147,392	674,327	608	(905,337)	3,528,428
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	48,506	—	3,830,432	1,325,168	312,643	(17,357)	(546,443)	4,279,157
	$1,190,257	$3,233,153	$124,614,659	$16,529,875	$21,160,519	$(632,758)	$(9,743,820)	$109,607,437

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

At April 30, 2020, AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each owned 5% or more of the outstanding shares of the following Funds:

	Holder
Fund	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund
AIG Strategic Value	12.12%	6.46%
AIG Select Dividend Growth	55.27%	18.28%

The Strategy Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Strategy Funds within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and partnerships.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2019
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
AIG Multi-Asset Allocation	$2,682,910	$12,510,675	$(5,243,025)	$5,784,227	$—
AIG Active Allocation	279,951	8,660,080	(995,695)	3,214,405	6,086,498
AIG Focused Dividend Strategy	330,909,547	—	401,997,018	295,515,778	536,010,979
AIG Strategic Value	2,951,724	3,680,268	9,007,488	8,826,201	14,300,246
AIG Select Dividend Growth	72,102	(1,584,988)	2,768,393	2,630,151	3,881,048

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of October 31, 2019, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Unlimited
Portfolio	ST	LT
AIG Multi-Asset Allocation	$—	$—
AIG Active Allocation	—	—
AIG Focused Dividend Strategy	—	—
AIG Strategic Value	—	—
AIG Select Dividend Growth	—	1,584,988

As of April 30, 2020, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
Cost (tax basis)	$217,986,476	$120,346,952	$6,400,587,003	$177,561,195	$33,803,906
Appreciation	1,032,719	1,906,498	345,218,295	9,710,816	2,618,126
Depreciation	(32,115,011)	(12,646,013)	(961,752,176)	(25,841,006)	(2,894,844)
Net unrealized appreciation (depreciation)	$(31,082,292)	$(10,739,515)	$(616,533,881)	$(16,130,190)	$(276,718)

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each series were as follows:

	AIG Multi-Asset Allocation Fund
	Class A				Class B
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	210,837	$3,514,122	374,736	$6,590,243	34,354	$550,257	103,972	$1,823,483
Reinvested dividends	787,656	13,697,359	281,512	4,774,434	47,437	825,397	16,499	279,993
Shares redeemed	(874,054)	(14,500,727)	(1,583,217)	(27,795,049)	(81,301)	(1,323,986)	(175,323)	(3,032,992)
Net increase (decrease) in shares outstanding before automatic conversion	124,439	2,710,754	(926,969)	(16,430,372)	490	51,668	(54,852)	(929,516)
Shares issued/ (reacquired) upon automatic conversion	123,665	1,940,839	214,479	3,759,306	(57,475)	(892,069)	(115,603)	(2,018,111)
Net increase (decrease)	248,104	$4,651,593	(712,490)	$(12,671,066)	(56,985)	$(840,401)	(170,455)	$(2,947,627)

	AIG Multi-Asset Allocation Fund
	Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	42,334	$696,728	92,359	$1,605,906
Reinvested dividends	60,591	1,053,069	21,862	370,777
Shares redeemed	(95,562)	(1,577,892)	(310,044)	(5,430,234)
Net increase (decrease) in shares outstanding before automatic conversion	7,363	171,905	(195,823)	(3,453,551)
Shares issued/ (reacquired) upon automatic conversion	(66,456)	(1,048,770)	(99,388)	(1,741,195)
Net increase (decrease)	(59,093)	$(876,865)	(295,211)	$(5,194,746)

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

	AIG Active Allocation Fund
	Class A				Class B
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	230,979	$3,553,304	340,637	$5,515,431	48,177	$737,994	70,334	$1,137,825
Reinvested dividends	494,721	7,839,009	444,527	7,048,588	39,370	620,338	41,599	651,090
Shares redeemed	(629,291)	(9,717,215)	(945,777)	(15,474,785)	(99,087)	(1,496,471)	(188,853)	(3,041,028)
Net increase (decrease) in shares outstanding before automatic conversion	96,409	1,675,098	(160,613)	(2,910,766)	(11,540)	(138,139)	(76,920)	(1,252,113)
Shares issued/ (reacquired) upon automatic conversion	63,352	968,885	91,843	1,506,572	(32,737)	(476,809)	(56,274)	(912,675)
Net increase (decrease)	159,761	$2,643,983	(68,770)	$(1,404,194)	(44,277)	$(614,948)	(133,194)	$(2,164,788)

	AIG Active Allocation Fund
	Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	70,450	$1,099,425	111,184	$1,791,941
Reinvested dividends	64,188	1,015,249	67,730	1,064,188
Shares redeemed	(158,721)	(2,444,552)	(339,390)	(5,547,705)
Net increase (decrease) in shares outstanding before automatic conversion	(24,083)	(329,878)	(160,476)	(2,691,576)
Shares issued/ (reacquired) upon automatic conversion	(31,163)	(492,076)	(36,381)	(593,897)
Net increase (decrease)	(55,246)	$(821,954)	(196,857)	$(3,285,473)

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

	AIG Focused Dividend Strategy Fund
	Class A				Class B
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,208,896	$142,994,992	27,634,448	$464,321,582	397,251	$6,299,584	1,297,385	$21,412,686
Reinvested dividends	6,373,824	101,806,541	12,551,945	207,397,320	787,462	12,580,740	1,218,763	19,954,242
Shares redeemed	(37,585,571)	(577,910,395)	(105,254,025)	(1,748,315,942)	(3,586,949)	(54,276,913)	(6,192,482)	(102,504,165)
Net increase (decrease) in shares outstanding before automatic conversion	(22,002,851)	(333,108,862)	(65,067,632)	(1,076,597,040)	(2,402,236)	(35,396,589)	(3,676,334)	(61,137,237)
Shares issued/ (reacquired) upon automatic conversion	164,658	2,426,966	322,037	5,400,237	(108,521)	(1,545,375)	(241,121)	(3,992,033)
Net increase (decrease)	(21,838,193)	$(330,681,896)	(64,745,595)	$(1,071,196,803)	(2,510,757)	$(36,941,964)	(3,917,455)	$(65,129,270)
	AIG Focused Dividend Strategy Fund
	Class C				Class W
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,086,540	$48,136,395	10,254,701	$169,449,964	16,528,870	$258,961,042	77,571,624	$1,291,114,933
Reinvested dividends	5,995,865	95,807,744	10,174,698	166,465,498	9,930,680	158,951,475	16,859,131	278,288,034
Shares redeemed	(31,771,609)	(481,967,135)	(58,669,778)	(971,628,400)	(100,962,601)	(1,538,041,859)	(157,467,019)	(2,620,335,795)
Net increase (decrease) in shares outstanding before automatic conversion	(22,689,204)	(338,022,996)	(38,240,379)	(635,712,938)	(74,503,051)	(1,120,129,342)	(63,036,264)	(1,050,932,828)
Shares issued/ (reacquired) upon automatic conversion		(57,791)	(881,591)	(83,924)	(1,408,204)		—	—
Net increase (decrease)	(22,746,995)	$(338,904,587)	(38,324,303)	$(637,121,142)	(74,503,051)	$(1,120,129,342)	(63,036,264)	$(1,050,932,828)

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

	AIG Strategic Value Fund
	Class A
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	214,590	$5,188,574	251,172	$6,760,373
Reinvested dividends	226,314	6,341,305	770,535	20,380,658
Shares redeemed	(560,631)	(14,510,512)	(1,006,603)	(27,611,800)
Net increase (decrease) in shares outstanding before automatic conversion	(119,727)	(2,980,633)	15,104	(470,769)
Shares issued/ (reacquired) upon automatic conversion	13,530	370,630	33,236	903,071
Net increase (decrease)	(106,197)	$(2,610,003)	48,340	$432,302

	AIG Strategic Value Fund
	Class C				Class W
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,062	$333,200	183,271	$4,232,418	53,360	$1,361,821	126,581	$3,491,430
Reinvested dividends	11,314	289,641	43,394	1,053,157	7,356	206,126	15,630	413,256
Shares redeemed	(98,009)	(2,270,209)	(196,639)	(4,872,754)	(112,790)	(2,566,117)	(65,998)	(1,789,987)
Net increase (decrease) in shares outstanding before automatic conversion	(73,633)	(1,647,368)	30,026	412,821	(52,074)	(998,170)	76,213	2,114,699
Shares issued/ (reacquired) upon automatic conversion	(14,834)	(370,630)	(36,302)	(903,071)	—	—	—	—
Net increase (decrease)	(88,467)	$(2,017,998)	(6,276)	$(490,250)	(52,074)	$(998,170)	76,213	$2,114,699

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

	AIG Select Dividend Growth Fund
	Class A				Class C
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019		For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	143,813	$1,804,523	240,049	$3,112,114	48,782	$630,869	308,800	$3,932,283
Reinvested dividends	29,411	384,163	432,981	5,928,379	2,544	34,304	24,316	331,985
Shares redeemed	(411,311)	(6,119,861)	(448,820)	(6,321,289)	(115,198)	(1,542,007)	(115,285)	(1,575,746)
Net increase (decrease) in shares outstanding before automatic conversion	(238,087)	(3,931,175)	224,210	2,719,204	(63,872)	(876,834)	217,831	2,688,522
Shares issued/ (reacquired) upon automatic conversion	7	115	—	—	(7)	(115)	—	—
Net increase (decrease)	(238,080)	$(3,931,060)	224,210	$2,719,204	(63,879)	$(876,949)	217,831	$2,688,522

	AIG Select Dividend Growth Fund
	Class W
	For the six months ended April 30, 2020 (unaudited)		For the year ended October 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	50,408	$763,945	112,189	$1,539,948
Reinvested dividends	2,276	29,803	16,609	227,018
Shares redeemed	(87,351)	(1,039,089)	(45,432)	(625,434)
Net increase (decrease)	(34,667)	$(245,341)	83,366	$1,141,532

Note 8.  Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Series' custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended April 30, 2020, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
AIG Focused Dividend Strategy	33	$37,998	$20,260,606	2.60%
AIG Strategic Value	14	334	383,929	2.40
AIG Select Dividend Growth	14	832	767,857	2.78

As of April 30, 2020, there were no borrowings outstanding.

NOTES TO FINANCIAL STATEMENTS — April 30, 2020 — (unaudited) (continued)

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2020, none of the funds participated in this program.

Note 10.  Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

AIG Funds

Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

Stephen J. Gutman

Eileen A. Kamerick

Officers

John T. Genoy, President
and Chief Executive Officer

Sharon French, Executive Vice President

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Tim Pettee, Vice President

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Christopher C. Joe, Chief Compliance Officer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02110

Transfer Agent

DST Asset Manager Solutions, Inc.
303 W 11th Street
Kansas City, MO 64105

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to securities held in the Funds which is available in the Series' Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. FUNDS

Information regarding how SunAmerica Series, Inc. Funds voted proxies relating to securities held in the SunAmerica Series, Inc. Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series' Forms N-PORT are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by an independent registered public accounting firm; accordingly, no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.aig.com/funds
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

FOSAN - 4/20

aig.com/funds

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal contro1 over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes- Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: July 8, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: July 8, 2020